Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Components of Pre-Tax Income
The components of pretax income, net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2018	2017	2016
	(Amounts in millions)
United States	$(824.1)	$(409.2)	$(244.2)
International	972.8	274.8	210.4
	$148.7	$(134.4)	$(33.8)

Current and Deferred Income Tax Provision (Benefits)
The Company’s current and deferred income tax provision (benefits) are as follows:

	Year Ended March 31,
	2018	2017	2016
Current provision (benefit):	(Amounts in millions)
Federal	$(17.6)	$7.8	$6.2
States	(4.3)	2.2	2.5
International	2.0	4.5	(0.2)
Total current provision (benefit)	$(19.9)	$14.5	$8.5
Deferred benefit:
Federal	$(269.0)	$(143.3)	$(77.4)
States	(18.5)	(9.9)	(7.6)
International	(12.0)	(10.2)	—
Total deferred benefit	(299.5)	(163.4)	(85.0)
Total benefit for income taxes	$(319.4)	$(148.9)	$(76.5)

Effective Income Tax Rate Reconciliation
The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2018	2017	2016
	(Amounts in millions)
Income taxes computed at Federal statutory rate	$46.8	$(47.1)	$(11.8)
Foreign affiliate dividends	(329.1)	(84.2)	(59.4)
Foreign and provincial operations subject to different income tax rates	7.1	(14.6)	(7.1)
State income tax	(21.2)	(6.0)	(3.8)
Remeasurement of opening U.S. deferred tax liabilities due to the Tax Act	(165.0)	—	—
Additional remeasurements of originating deferred tax assets and liabilities	75.6	—	—
Transaction costs	—	7.3	—
Permanent differences	3.5	(0.5)	6.5
Other	(5.3)	(2.3)	(0.9)
Increase (decrease) in valuation allowance	68.2	(1.5)	—
Total benefit for income taxes	$(319.4)	$(148.9)	$(76.5)

Deferred Tax Assets and Liabilities
The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Deferred tax assets:
Net operating losses	$336.7	$224.3
Foreign tax credits	68.3	57.5
Investment in film and television obligations	101.5	91.6
Accounts payable	96.4	112.1
Other assets	59.0	60.3
Reserves	21.4	41.2
Subordinated notes	—	8.2
Total deferred tax assets	683.3	595.2
Valuation allowance	(73.2)	(5.9)
Deferred tax assets, net of valuation allowance	610.1	589.3
Deferred tax liabilities:
Intangible assets	(475.5)	(780.8)
Fixed assets	(19.5)	(28.6)
Accounts receivable	(150.7)	(185.7)
Subordinated notes	—	—
Other	(17.5)	(14.4)
Total deferred tax liabilities	$(663.2)	$(1,009.5)

Net deferred tax liabilities	$(53.1)	$(420.2)

Summary of Income Tax Contingencies
The following table summarizes the changes to the gross unrecognized tax benefits for the years ended March 31, 2018, 2017, and 2016:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2015	$4.5
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2016	4.5
Increases related to prior year tax positions	14.2
Decreases related to prior year tax positions	(4.5)
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2017	14.2
Increases related to current year tax position	0.1
Increases related to prior year tax positions	11.5
Decreases related to prior year tax positions	(8.2)
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2018	$17.6